EQUITY-ACCOUNTED INVESTMENTS - Schedule of Equity-Accounted Investments (Details) $ in Millions, $ in Billions			12 Months Ended
	Aug. 06, 2025 USD ($)	Aug. 06, 2025 COP ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of joint ventures [abstract]
Balance, beginning of year			$ 753	$ 644
Investment	$ 27	$ 113	223	110
Disposal			0	(25)
Share of net loss			(8)	(24)	$ (8)
Share of other comprehensive income			46	134
Dividends received			(7)	(74)
Foreign exchange translation and other			7	(12)
Balance, end of year			$ 1,014	753	$ 644
Value transferred to non-controlling interests				$ 25